Shareholders Equity (USD $) In Thousands, except Share data	Common Stock	Additional Paid-In Capital	Treasury Stock	Accumulated Deficit	Total
Beginning Balance - amount at Dec. 31, 2008	$ 7	$ 133,643	$ (200)	$ (125,996)	$ 7,454
Beginning Balance - shares at Dec. 31, 2008	7,189,808
Common stock issued upon exercise of warrants - shares	116,422
Common stock issued upon exercise of warrants - amount		952			952
Common stock issued upon exercise of options - shares	7,500
Common stock issued upon exercise of options - amount		24			24
Common stock issued upon conversion of convertible debt - shares	1,666,667
Common stock issued upon conversion of convertible debt - Amount	2	2,498			2,500
Remeasurement of beneficial conversion feature of convertible promissory note		(8,333)			(8,333)
Warrant repricing		1,147			1,147
Stock-based compensation expense		967			967
Net income (loss)				(14,246)	(14,246)
Ending Balance - amount at Dec. 31, 2009	9	130,898	(200)	(140,242)	(9,535)
Ending Balance - shares at Dec. 31, 2009	8,980,397
Common stock issued upon exercise of warrants - shares	28,590
Common stock issued upon exercise of warrants - amount		100			100
Common stock issued upon exercise of options - shares	8,110
Common stock issued upon exercise of options - amount		32			32
Proceeds from sale of common stock - shares	800,000
Proceeds from sale of common stock - amount		8,000			8,000
Common stock issued upon conversion of convertible debt - shares	6,666,667
Common stock issued upon conversion of convertible debt - Amount	7	9,993			10,000
Stock-based compensation expense		725			725
Net income (loss)				(3,186)	(3,186)
Ending Balance - amount at Dec. 31, 2010	16	149,748	(200)	(143,428)	6,136
Ending Balance - shares at Dec. 31, 2010	16,483,764
Common stock issued upon exercise of warrants - shares	68,538
Common stock issued upon exercise of warrants - amount	1	239			240
Common stock issued upon exercise of options - shares	5,082
Common stock issued upon exercise of options - amount		30			30
Stock-based compensation expense		5,690			5,690
Net income (loss)				4,770	4,770
Ending Balance - amount at Dec. 31, 2011	$ 17	$ 155,707	$ (200)	$ (138,658)	$ 16,866
Ending Balance - shares at Dec. 31, 2011	16,557,384